Business combination - Additional Information (Detail) ¥ in Thousands, $ in Millions		12 Months Ended
	Jun. 20, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jun. 20, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Total cash consideration	¥ 43,567		$ 6.1
Acquisition-related costs	2,000
Customer contracts intangible assets	¥ 11,500
Sinopowe Holdings International Co Limited [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	89.999%		89.999%
Revenue		¥ 86,100
Consolidated profit loss		(2,700)
Sinpower [Member]
Disclosure of detailed information about business combination [line items]
Revenue		90,900
Consolidated profit loss		¥ (15,800)